Consolidated statement of changes in equity - USD ($) $ in Thousands	Share Capital & Issuance Premium	Accumulated Deficit	Share-based Compensation	Translation Reserve	Total
Balance at Dec. 31, 2018		$ (143,538)	$ 7,218	$ (1,171)	$ 52,117
Balance (in Shares) at Dec. 31, 2018	189,608
Loss for the year		(43,100)			(43,100)
Other comprehensive income				253
Total comprehensive income for the year		(43,100)		253	(42,847)
Transactions with owners in their capacity as owners:
Issuance of shares					10,040
Issuance of shares (in Shares)	10,040
Deduction of transaction costs					(458)
Deduction of transaction costs (in Shares)	(458)
Share-based compensation costs			872		872
Balance at Dec. 31, 2019		(186,638)	8,090	(918)	19,724
Balance (in Shares) at Dec. 31, 2019	199,190
Loss for the year		(28,662)			(28,662)
Other comprehensive income				(383)	(383)
Total comprehensive income for the year		(28,662)		(383)	(29,045)
Transactions with owners in their capacity as owners:
Issuance of shares					14,186
Issuance of shares (in Shares)	14,186
Deduction of transaction costs					(311)
Deduction of transaction costs (in Shares)	(311)
Share-based compensation costs			1,295		1,295
Balance at Dec. 31, 2020		(215,300)	9,385	(1,301)	5,849
Balance (in Shares) at Dec. 31, 2020	213,065
Loss for the year		(29,002)			(29,002)
Other comprehensive income				264	264
Total comprehensive income for the year		(29,002)		264	(28,738)
Transactions with owners in their capacity as owners:
Issuance of shares					75,339
Issuance of shares (in Shares)	75,339
Deduction of transaction costs					(6,773)
Deduction of transaction costs (in Shares)	(6,773)
Share-based compensation costs			1,222		1,222
Balance at Dec. 31, 2021		$ (244,302)	$ 10,607	$ (1,037)	$ 46,899
Balance (in Shares) at Dec. 31, 2021	281,631